UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Courtney R. Taylor
American Funds Mortgage Fund
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Mortgage Fund®
Investment portfolio

November 30, 2012
unaudited

Bonds & notes — 88.70%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 80.39%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 78.23%
Fannie Mae 3.418% 20172	$342	$376
Fannie Mae 3.50% 2025	1,031	1,116
Fannie Mae 3.50% 2025	800	849
Fannie Mae 4.00% 2025	1,608	1,720
Fannie Mae 3.00% 2026	1,628	1,716
Fannie Mae 3.00% 2026	1,549	1,635
Fannie Mae 3.50% 2026	2,542	2,698
Fannie Mae 3.50% 2026	1,376	1,460
Fannie Mae 4.50% 2026	5,773	6,237
Fannie Mae 2.50% 20273	16,640	17,397
Fannie Mae 2.50% 2027	9,200	9,626
Fannie Mae 2.50% 2027	675	708
Fannie Mae 2.50% 2027	324	340
Fannie Mae 3.00% 20273	30,362	32,018
Fannie Mae 3.00% 2027	1,700	1,805
Fannie Mae 3.00% 2027	1,202	1,280
Fannie Mae 3.00% 2027	1,080	1,150
Fannie Mae 6.50% 2037	4,024	4,565
Fannie Mae 6.00% 2038	8,054	8,853
Fannie Mae 5.50% 2039	389	423
Fannie Mae 6.00% 2039	879	966
Fannie Mae 3.248% 20402	2,811	2,965
Fannie Mae 3.53% 20402	1,278	1,353
Fannie Mae 4.00% 2040	1,349	1,486
Fannie Mae 4.177% 20402	1,236	1,319
Fannie Mae 4.50% 2040	10,400	11,245
Fannie Mae 4.50% 2040	1,680	1,817
Fannie Mae 4.50% 2040	320	355
Fannie Mae 5.00% 2040	7,014	7,672
Fannie Mae 3.469% 20412	1,636	1,731
Fannie Mae 3.568% 20412	492	521
Fannie Mae 3.762% 20412	3,685	3,922
Fannie Mae 4.00% 2041	8,033	8,622
Fannie Mae 4.00% 2041	3,141	3,370
Fannie Mae 4.00% 2041	2,328	2,565
Fannie Mae 4.50% 2041	21,532	23,283
Fannie Mae 4.50% 2041	5,817	6,301
Fannie Mae 4.50% 2041	2,210	2,394
Fannie Mae 4.50% 2041	2,044	2,214
Fannie Mae 4.50% 2041	1,961	2,124
Fannie Mae 4.50% 2041	972	1,079
Fannie Mae 2.505% 20422	2,046	2,141
Fannie Mae 3.00% 20423	10,610	11,162
Fannie Mae 3.00% 2042	6,625	6,976
Fannie Mae 3.50% 20423	29,810	31,827
Fannie Mae 3.50% 2042	6,265	6,710
Fannie Mae 3.50% 2042	5,433	5,880
Fannie Mae 3.50% 2042	4,966	5,318
Fannie Mae 3.50% 2042	2,321	2,512
Fannie Mae 3.50% 2042	1,890	2,045
Fannie Mae 4.00% 20423	13,710	14,693
Fannie Mae 4.00% 2042	6,085	6,603
Fannie Mae 4.50% 20423	1,110	1,197
Fannie Mae 5.00% 20423	6,660	7,219
Fannie Mae 5.50% 20423	12,240	13,305
Fannie Mae 6.00% 20423	8,890	9,746
Fannie Mae, Series 2012-M14, multifamily 1.114% 2017	550	558
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017	525	538
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	462	477
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	425	451
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	425	461
Government National Mortgage Assn. 4.00% 2032	1,426	1,520
Government National Mortgage Assn. 4.00% 2032	1,153	1,249
Government National Mortgage Assn. 6.50% 2032	3,045	3,458
Government National Mortgage Assn. 3.75% 2037	1,067	1,127
Government National Mortgage Assn. 6.50% 2037	607	684
Government National Mortgage Assn. 5.00% 2038	1,772	1,936
Government National Mortgage Assn. 6.00% 2038	2,873	3,225
Government National Mortgage Assn. 6.50% 2038	1,421	1,600
Government National Mortgage Assn. 6.50% 2038	1,211	1,364
Government National Mortgage Assn. 6.50% 2038	1,202	1,354
Government National Mortgage Assn. 4.50% 2039	1,709	1,871
Government National Mortgage Assn. 6.00% 2039	20,875	23,481
Government National Mortgage Assn. 3.50% 2040	3,069	3,349
Government National Mortgage Assn. 4.50% 2040	396	421
Government National Mortgage Assn. 5.50% 2040	18,228	20,085
Government National Mortgage Assn. 3.50% 2041	13,253	14,465
Government National Mortgage Assn. 3.50% 2041	1,348	1,470
Government National Mortgage Assn. 4.00% 2041	1,856	1,978
Government National Mortgage Assn. 4.50% 2041	7,461	8,175
Government National Mortgage Assn. 4.50% 2041	3,354	3,700
Government National Mortgage Assn. 4.50% 2041	2,335	2,478
Government National Mortgage Assn. 4.50% 2041	2,166	2,299
Government National Mortgage Assn. 5.00% 2041	13,360	14,594
Government National Mortgage Assn. 5.00% 2041	3,972	4,196
Government National Mortgage Assn. 6.50% 2041	1,577	1,802
Government National Mortgage Assn. 3.00% 20423	4,350	4,638
Government National Mortgage Assn. 3.00% 2042	2,175	2,322
Government National Mortgage Assn. 3.50% 20423	6,600	7,185
Government National Mortgage Assn. 3.50% 2042	1,103	1,213
Government National Mortgage Assn. 3.50% 2042	993	1,092
Government National Mortgage Assn. 4.00% 2042	5,280	5,757
Government National Mortgage Assn. 4.00% 2042	2,640	2,899
Government National Mortgage Assn. 4.00% 2042	1,582	1,687
Government National Mortgage Assn. 4.00% 2042	1,239	1,351
Freddie Mac 3.00% 2026	1,353	1,417
Freddie Mac 4.50% 2035	1,104	1,184
Freddie Mac 4.50% 2035	73	78
Freddie Mac 5.50% 2037	980	1,060
Freddie Mac 5.00% 2038	3,236	3,476
Freddie Mac 5.50% 2038	5,910	6,377
Freddie Mac 5.50% 2038	2,468	2,663
Freddie Mac 6.00% 2038	4,317	4,701
Freddie Mac 6.00% 2038	1,527	1,663
Freddie Mac 3.821% 20392	2,069	2,200
Freddie Mac 4.50% 2039	5,629	6,026
Freddie Mac 4.50% 2039	5,420	5,803
Freddie Mac 4.50% 2039	4,258	4,559
Freddie Mac 4.50% 2039	388	416
Freddie Mac 4.50% 2039	239	256
Freddie Mac 5.50% 2039	2,256	2,436
Freddie Mac 5.50% 2039	1,343	1,450
Freddie Mac 6.00% 2039	944	1,026
Freddie Mac 3.103% 20402	283	297
Freddie Mac 4.50% 2040	1,843	1,980
Freddie Mac 4.50% 2040	1,097	1,178
Freddie Mac 4.50% 2040	189	203
Freddie Mac 2.834% 20412	445	467
Freddie Mac 3.279% 20412	3,444	3,629
Freddie Mac 3.416% 20412	323	341
Freddie Mac 4.00% 2041	1,507	1,610
Freddie Mac 4.50% 2041	2,968	3,195
Freddie Mac 4.50% 2041	789	849
Freddie Mac 5.00% 2041	1,408	1,582
Freddie Mac 2.562% 20422	1,011	1,058
Freddie Mac 4.50% 2042	4,257	4,557
Freddie Mac 4.50% 20423	3,000	3,206
Freddie Mac 4.50% 2042	899	963
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	436	444
Freddie Mac, Series K702, Class A1, multifamily 2.084% 2017	211	218
Freddie Mac, Series K701, Class A2, multifamily 3.882% 20172	300	338
Freddie Mac, Series K711, Class A1, multifamily 1.321% 2018	575	588
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	199	212
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	850	900
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	350	372
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	236	259
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	575	589
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	475	498
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	309	326
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	411	442
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	2,679	2,873
Freddie Mac, Series K010, Class A1, multifamily 3.32% 20202	293	321
Freddie Mac, Series K011, Class A2, multifamily 4.084% 20202	400	465
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	494	505
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	425	459
Freddie Mac, Series K022, Class A2, multifamily 2.355% 20224	575	588
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	2,555	2,651
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	2,005	2,060
National Credit Union Administration, Series 2010-R2, Class 1A, 0.679% 20172	84	85
National Credit Union Administration, Series 2011-R3, Class 1A, 0.609% 20202	222	223
National Credit Union Administration, Series 2011-R1, Class 1A, 0.609% 20202	167	168
National Credit Union Administration, Series 2011-R2, Class 1A, 0.739% 20202	277	278
		550,888

OTHER MORTGAGE-BACKED OBLIGATIONS1 — 2.16%
Bank of Nova Scotia 1.45% 20135	500	504
Bank of Nova Scotia 1.25% 20145	400	406
Bank of Nova Scotia 2.15% 20165	350	369
Bank of Nova Scotia 1.75% 20175	425	442
Bank of Montreal 1.30% 20145	550	559
Bank of Montreal 2.625% 20165	650	691
Australia & New Zealand Banking Group Ltd. 1.00% 20155	500	504
Australia & New Zealand Banking Group Ltd. 2.40% 20165	500	528
Sparebank 1 Boligkreditt AS 2.625% 20165	400	424
Sparebank 1 Boligkreditt AS 2.30% 20175	550	578
Barclays Bank PLC 2.50% 20155	550	574
Barclays Bank PLC 2.25% 20175	375	389
Westpac Banking Corp. 1.375% 20155	500	508
Westpac Banking Corp. 2.45% 20165	375	397
UBS AG 1.875% 20155	400	410
UBS AG 2.25% 20175	450	468
National Bank of Canada 1.65% 20145	500	507
National Bank of Canada 2.20% 20165	350	369
Northern Rock PLC 5.625% 20175	725	861
HSBC Bank PLC 1.625% 20145	700	715
Swedbank AB 2.125% 20165	325	339
Swedbank AB 2.95% 20165	300	320
Credit Mutuel-CIC Home Loan SFH 1.50% 20175	600	598
Credit Suisse Group AG 2.60% 20165	500	529
Stadshypotek AB 1.875% 20195	525	529
Nordea Eiendomskreditt AS 2.125% 20175	500	522
National Australia Bank 2.00% 20175	500	519
Commonwealth Bank of Australia 2.25% 20175	425	446
Canadian Imperial Bank of Commerce 2.75% 20165	400	427
Toronto-Dominion Bank 1.625% 20165	400	414
Caisse Centrale Desjardins 1.60% 20175	350	361
		15,207

Total mortgage-backed obligations		566,095

U.S. TREASURY BONDS & NOTES — 4.98%
U.S. TREASURY — 3.15%
U.S. Treasury 3.125% 2013	6,510	6,652
U.S. Treasury 1.875% 2014	15,230	15,540
		22,192

U.S. TREASURY INFLATION-PROTECTED SECURITIES6 — 1.83%
U.S. Treasury Inflation-Protected Security 0.625% 2013	3,020	3,020
U.S. Treasury Inflation-Protected Security 1.875% 2013	367	373
U.S. Treasury Inflation-Protected Security 0.125% 2016	1,546	1,630
U.S. Treasury Inflation-Protected Security 0.125% 2016	6,117	6,712
U.S. Treasury Inflation-Protected Security 0.75% 2042	1,003	1,123
		12,858

Total U.S. Treasury bonds & notes		35,050

FEDERAL AGENCY BONDS & NOTES — 2.96%
Freddie Mac 0.375% 2014	10,850	10,872
Freddie Mac 1.75% 2015	2,575	2,673
Federal Home Loan Bank, Series 2816, 1.00% 2017	4,000	4,056
Federal Home Loan Bank 4.125% 2020	1,350	1,614
Tennessee Valley Authority 1.875% 2022	1,650	1,657
		20,872

MUNICIPALS — 0.37%
State of Oklahoma, Housing Finance Agency, Single-family Mortgage Revenue Bonds (Homeownership Loan Program),
Series 2012-A, 5.00% 2043	1,000	1,167
State of New Mexico, Mortgage Finance Authority, Single-family Mortgage Program Bonds,
Series 2012-B-1, Class I, Alternative Minimum Tax, 3.75% 2043	750	798
State of Florida, Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2011-C, 4.50% 2030	350	383
State of Missouri, Housing Development Commission, Single-family Mortgage Revenue Bonds
(Homeownership Loan Program), Series 2004-A-1, Alternative Minimum Tax, 5.15% 2034	220	228
		2,576

Total bonds & notes (cost: $614,595,000)		624,593

Short-term securities — 31.12%

U.S. Treasury Bills 0.126%–0.158% due 12/27/2012–5/2/2013	53,000	52,984
Freddie Mac 0.125%–0.14% due 12/17/2012–1/14/2013	26,699	26,696
Federal Home Loan Bank 0.13% due 12/14/2012–1/23/2013	25,050	25,047
United Technologies Corp. 0.13% due 12/13/20125	15,000	14,999
E.I. duPont de Nemours and Co. 0.14% due 12/12/20125	14,500	14,499
Straight-A Funding LLC 0.18% due 12/19/20125	13,100	13,099
General Electric Co. 0.13% due 12/3/2012	10,600	10,600
Chariot Funding, LLC 0.20% due 1/9/20135	10,000	9,998
Coca-Cola Co. 0.18% due 1/15/20135	9,000	8,998
Kimberly-Clark Worldwide Inc. 0.12% due 12/10/20125	8,500	8,500
Bank of New York Mellon Corp. 0.12% due 12/18/20125	7,400	7,400
Colgate-Palmolive Co. 0.12% due 12/17/20125	6,400	6,400
Wal-Mart Stores, Inc. 0.15% due 12/10/20125	6,000	6,000
Paccar Financial Corp. 0.17% due 2/11/2013	5,350	5,347
Emerson Electric Co. 0.13% due 12/20/20125	4,400	4,400
Regents of the University of California 0.14% due 12/3/2012	4,200	4,200

Total short-term securities (cost: $219,160,000)		219,167

Total investment securities (cost: $833,755,000)		843,760
Other assets less liabilities		(139,556)

Net assets		$704,204

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3A portion or all of the security purchased on a TBA basis.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $588,000, which represented .08% of the net assets of the fund.

5Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $109,500,000, which represented 15.55% of the net assets of the fund.

6Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$10,233
Gross unrealized depreciation on investment securities	(241)
Net unrealized appreciation on investment securities	9,992
Cost of investment securities for federal income tax purposes	833,768

Key to abbreviation

TBA = To be announced

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-042-0113O-S32787

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 28, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 28, 2013